Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current assets:
Cash and cash equivalents	$ 5,612,562	$ 10,689,219
Restricted cash	4,697	87,842
Accounts receivable, net	5,212,415	7,100,656
Prepayments, other receivables and other current assets	2,283,177	1,391,295
Inventories, net	1,582,622	1,538,816
Total current assets	14,695,473	20,807,828
Non-current assets:
Property, plant and equipment, net	7,548,860	7,447,205
Right-of-use assets, net	3,446,084	3,177,674
Intangible asset, net	39,279	100,667
Deferred tax assets, net	185,789	165,983
Other non-current assets	4,506,992	4,547,727
Total non-current assets	15,727,004	15,439,256
Total Assets	30,422,477	36,247,084
Current Liabilities:
Accounts payable	3,438,169	3,580,584
Other payables and accrued liabilities	1,347,127	1,024,301
Lease obligation – current	413,453	223,543
Bank borrowings – current	3,968,928	6,108,552
Tax payable	152,027	212,801
Total current liabilities	10,062,129	11,149,781
Non-current liabilities:
Lease obligation – non-current	230,506	187,355
Bank borrowings – non-current	31,669
Deferred tax liabilities	133,973
Total non-current liabilities	1,495,136	187,355
Total liabilities	11,557,265	11,337,136
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares: US$0.002 par value per share, 125,000,000 shares authorized; 11,250,000 shares issued and outstanding	22,500	22,500
Additional paid-up capital	34,633,547	34,361,149
Statutory reserves	1,049,119	1,049,119
Accumulated other comprehensive loss	(2,958,748)	(3,708,980)
Accumulated deficit	(13,902,593)	(6,813,840)
Total equity attributable to shareholders of the Company	18,843,825	24,909,948
Non-controlling interests	21,387
Total shareholders’ equity	18,865,212	24,909,948
Total liabilities and shareholders’ equity	30,422,477	36,247,084
Related Party
Current Liabilities:
Amounts due to related parties – current	742,425
Non-current liabilities:
Amounts due to related parties – non-current	$ 1,098,988